INVENTORIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INVENTORIES [Abstract]
New motor vehicles	$ 56,126	339,772	380,705
Spare parts and accessories	12,844	77,752	52,017
Inventories, net	68,970	417,524	432,722
Cost of goods sold, rebates received	$ 32,282	195,427	157,260	96,072